RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTION [Abstract]
RELATED PARTY TRANSACTION

NOTE 14:- RELATED PARTY TRANSACTION

According to the Company's agreement with the chairman of the board, in consideration for his services to the Company worldwide, the chairman of the board will be entitled to compensation in the amount of US $ 28.1 plus VAT per month ("the consulting fees"). In addition, as approved annually by the Company's general meeting of the shareholders, the chairman is entitled to a bonus of 5.25% of the Company's adjusted EBITDA, under certain conditions with regard to revenue and EBITDA, as defined in the minutes of the Company's board of Directors.

During 2014 the chairman of the board was entitled to a bonus at the rate of 0.25% of the total amount raised by the Company on the underwritten public offering (see Note 10f).

During 2012, 2013, 2014 the chairman of the board has been entitled to compensation, including the bonus, on the amount of $ 494, $ 324 and $ 369, respectively for his consulting fees.